Other Financial Liabilities And Other Liabilities Details of other financial liabilities and other liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	₩ 13,892,461	$ 13,014,991	₩ 21,985,086
Other liabilities	283,981	$ 266,041	299,376
Total of other financial liabilities and other liabilities	14,176,442		22,284,462
Present value discount
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	(1,597)		(833)
Account payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	4,692,320		5,626,661
Accrued expenses | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	2,049,861		2,055,936
Borrowings from trust accounts | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	3,271,817		3,329,683
Agency business revenue | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	344,591		331,159
Foreign exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	590,667		702,968
Domestic exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	1,309,646		8,480,765
Other miscellaneous financial liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Total of other financial liabilities	1,635,156		1,458,747
Unearned Income | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	180,664		171,050
Other miscellaneous liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 103,317		₩ 128,326